Trade Receivables - Summary of Allowance for Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 14,824	₨ 14,570
Additions during the year, net (Refer to Note 25)	1,043	980
Uncollectable receivables Charged against allowance	(2,139)	(772)
Translation adjustment	209	46
Balance at the end of the year	₨ 13,937	₨ 14,824